FAIR VALUE MEASUREMENTS - Level 3 (significant unobservable inputs) fair value measurements (Details 1) (Measured at Fair Value on a Recurring Basis, Available-for-sale Securities, USD $)
In Thousands, unless otherwise specified
	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Measured at Fair Value on a Recurring Basis | Available-for-sale Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	$ 975	$ 1,050
Purchases/(sales)/(settlements), net		(75)
Net change in gain/(loss), realized and unrealized
Transfers in/(out) of Level 3
Balance at end of period	$ 975	$ 975